Summary of Significant Accounting Policies and Other - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013 Minimum [Member]	Jan. 31, 2013 Maximum [Member]	Jan. 31, 2013 Senior Notes One [Member]	Jan. 31, 2013 Senior Notes Two [Member]	Jan. 31, 2013 2013 Notes [Member]	Jan. 25, 2013 2013 Notes [Member]	Sep. 01, 2012 Pharma Property Development Agreements [Member]	Jan. 31, 2013 January 31, 2014 [Member] 2013 Notes [Member]	Jan. 31, 2013 Subsequent to April 15, 2014 [Member]	Jan. 31, 2013 Pharma Property Development [Member]	Jan. 31, 2012 Pharma Property Development [Member]	Jan. 31, 2013 Freight Forwarding [Member] Country	Jan. 31, 2013 Contract Logistics and Distribution [Member] Center
Segment Reporting Information [Line Items]
Number of countries in which company operates															140
Number of contract logistics and distribution centers																180
Minimum percentage of ownership in subsidiary company included in consolidated financial statements	50.00%
Debt default, long term debt description	As of January 31, 2014, the Company was not in compliance with certain financial covenants associated with its $200,000 of senior unsecured guaranteed notes (the “2013 Senior Notes”) and its global credit facilities. In addition, certain of the Company’s credit facilities and letters of credit and guarantee facilities have cross-default provisions that could be triggered by covenant violations of the 2013 Senior Notes and global credit facilities. The Company has obtained waivers with respect to the 2013 Senior Notes and its global credit facilities, which each waive any failure of the Company to be in compliance with such financial covenants from January 31, 2014 through April 15, 2014. Following the expiration of such waivers on April 15, 2014, based on the Company’s current expectations, it will likely again not be in compliance with such covenants, in which case debt of approximately $400,000 (unaudited) would become due and immediately payable (absent additional waivers), for which sufficient cash would not be available absent a new financing. This could result in events of default under all of the Company’s outstanding indebtedness and the lenders under those facilities would be able to accelerate the indebtedness, which would have adverse consequences that may include insolvency of the Company, raising substantial doubt about the Company’s ability to continue as a going concern.
Principal amount of Senior Notes						$ 150,000	$ 50,000		$ 200,000		$ 200,000
Debt default, long term debt amount due												400,000
Repayment of senior unsecured notes upon the launching an offering of convertible debt, the sale of preferred stock, and a refinancing of its global credit facilities								200,000
Net gain in purchased transportation costs	1,140	2,631	2,454
Net gain on foreign exchange	1,051	265	1,768
Basis for provision for estimated additional tax and interest and penalties	Result from tax authorities disputing uncertain tax positions taken at the largest amount that is greater than 50% likely of being realized.
Minimum percentage of basis for provision for estimated additional tax and interest and penalties	50.00%
Deposits not insured by Federal Deposit Insurance Corporation	227,025
Pharma customer cash													27,614	37,406
Minimum period of due balances of allowance for doubtful accounts	90 days
Provision for doubtful accounts	4,507	6,863	4,361
Useful lives of asset amortization of Internal Use Software				3 years	7 years
Investments in affiliated where the Company has the ability to exercise financial policies voting interests	20 - 50% of the companies' voting interests.
Cost of property, plant and equipment acquired under agreement										$ 62,977
Senior Notes bear interest at a rate						4.10%	3.50%